Leases (Details) - Schedule of supplemental balance sheet information related to operating leases $ in Thousands	Sep. 30, 2022 USD ($)
Schedule Of Supplemental Balance Sheet Information Related To Operating Leases [Abstract]
Operating lease right-of-use assets	$ 536
Current maturities of operating leases	384
Long-term operating lease liabilities	$ 73
Weighted average remaining lease term (in years)	1 year 3 months 18 days
Weighted average discount rate	5.44%